Offerings	Dec. 03, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, par value $0.0001, and one right to receive one fifteenth (1/15) of a Class A ordinary share upon the consummation an initial business combination
Amount Registered | shares	20,125,000
Proposed Maximum Offering Price per Unit | $ / shares	10.00
Maximum Aggregate Offering Price	$ 201,250,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,792.63
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.Includes 2,625,000 units, consisting of 2,625,000 Class A ordinary shares and 2,625,000 rights to receive one fifteenth (1/15) of a Class A ordinary share upon the consummation an initial business combination, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares to be included as part of the Units
Amount Registered | shares	20,125,000
Proposed Maximum Offering Price per Unit | $ / shares	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.No fee pursuant to Rule 457(g).
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Share Rights, one right to receive one fifteenth (1/15) of a Class A ordinary share upon the consummation an initial business combination as part of the Units
Amount Registered | shares	20,125,000
Proposed Maximum Offering Price per Unit | $ / shares	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.No fee pursuant to Rule 457(g).
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying share rights
Amount Registered | shares	1,341,666
Proposed Maximum Offering Price per Unit | $ / shares	10.00
Maximum Aggregate Offering Price	$ 13,416,660
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,852.84
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.